UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY
PORTFOLIO
JULY 31, 2011
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.6%

	Shares	Value
CONSUMER DISCRETIONARY — 9.9%
Darden Restaurants	10,000	$508,000
Ford Motor *	44,000	537,240
Liberty Media — Interactive *	41,500	681,015
Macy’s	21,700	626,479
News, Cl A	31,200	499,824
Target	21,800	1,122,482
Walt Disney	15,250	588,955

		4,563,995

CONSUMER STAPLES — 6.5%
HJ Heinz	8,600	452,704
Nestle ADR	10,900	694,875
Philip Morris International	7,000	498,190
Reynolds American	15,100	531,520
Unilever	25,600	831,488

		3,008,777

ENERGY — 15.0%
BP ADR	17,950	815,648
Chevron	10,000	1,040,200
EOG Resources	8,275	844,050
Exxon Mobil	8,750	698,162
National Oilwell Varco	8,100	652,617
Noble	17,000	626,790
Occidental Petroleum	12,700	1,246,886
Patterson-UTI Energy	16,100	523,733
Sunoco	11,300	459,345

		6,907,431

FINANCIALS — 14.3%
Ameriprise Financial	8,500	459,850
Annaly Capital Management	23,700	397,686
CB Richard Ellis Group, Cl A *	26,600	579,880
Chubb	11,000	687,280
Citigroup	16,550	634,527
Comerica	16,600	531,698
Hartford Financial Services Group	28,700	672,154
JPMorgan Chase	15,150	612,818
Prudential Financial	14,000	821,520
SunTrust Banks	25,000	612,250
WR Berkley	19,200	591,168

		6,600,831

HEALTH CARE — 11.9%
Abbott Laboratories	19,300	990,476
Baxter International	14,400	837,648
Hologic *	37,000	687,090
Johnson & Johnson	10,200	660,858
Merck	24,400	832,772
Pfizer	25,400	488,696

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY
PORTFOLIO
JULY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
UnitedHealth Group	11,700	$580,671
WellPoint	6,300	425,565

		5,503,776

INDUSTRIALS — 15.6%
Deere	8,150	639,857
Foster Wheeler *	27,300	739,830
General Electric	80,600	1,443,546
Ingersoll-Rand	14,900	557,558
ITT	8,500	453,390
L-3 Communications Holdings	7,600	601,312
Norfolk Southern	12,800	968,960
Rockwell Collins	15,750	867,667
Siemens ADR	7,150	910,123

		7,182,243

INFORMATION TECHNOLOGY — 19.1%
Cisco Systems	77,050	1,230,489
Corning	36,400	579,124
EMC *	17,300	451,184
Hewlett-Packard	21,850	768,246
International Business Machines	6,700	1,218,395
Jabil Circuit	38,100	697,611
Marvell Technology Group *	25,900	383,838
Microsoft	35,600	975,440
Oracle	28,750	879,175
SanDisk *	11,000	467,830
Symantec *	28,650	546,069
Xilinx	18,200	584,220

		8,781,621

MATERIALS — 2.8%
Freeport-McMoRan Copper & Gold	12,850	680,536
Monsanto	8,350	613,558

		1,294,094

TELECOMMUNICATION SERVICES — 1.4%
AT&T	21,950	642,257

UTILITIES — 3.1%
CenterPoint Energy	36,100	706,838
Dominion Resources	14,600	707,370

		1,414,208

TOTAL COMMON STOCK (Cost $41,363,131)		45,899,233

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY
PORTFOLIO
JULY 31, 2011
(Unaudited)
REPURCHASE AGREEMENT — 0.3%

	Face Amount	Value
Morgan Stanley 0.005%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $160,516 (collateralized by a U.S. Treasury Bond, par value $162,456, 3.875%, 04/15/29, with a total market value of $163,726) (Cost $160,516)

	$160,516	$160,516

TOTAL INVESTMENTS — 99.9% (Cost $41,523,647)†		$46,059,749

Percentages are based on Net Assets of $46,097,591.

*	Non-income producing security.

ADR	American Depositary Receipt

Cl	Class

†	At July 31, 2011, the tax basis cost of the Portfolio’s investments was $41,523,647, and the unrealized appreciation and depreciation were $7,803,573 and $(3,267,471), respectively.
The following is a summary of the inputs used as of July 31, 2011 in valuing the Portfolio’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	45,899,233	—	—	45,899,233
Repurchase Agreement	—	160,516	—	160,516

Total Investments in Securities	$45,899,233	$160,516	$—	$46,059,749

For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.
TSW-QH-001-1500

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME
PORTFOLIO
JULY 31, 2011
(Unaudited)
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 56.2%**

	Face Amount	Value
CONSUMER DISCRETIONARY — 6.3%
AutoZone 4.000%, 11/15/20	$455,000	$452,431
Cooper Tire & Rubber 8.000%, 12/15/19	400,000	417,000
Foot Locker 8.500%, 01/15/22	500,000	515,000
Goodyear Tire & Rubber 8.250%, 08/15/20	500,000	548,750
Macy’s Retail Holdings 7.600%, 06/01/25	500,000	573,224
NetFlix 8.500%, 11/15/17	650,000	734,500
Regal Entertainment Group 9.125%, 08/15/18	500,000	527,500

		3,768,405

CONSUMER STAPLES — 0.4%
Dean Foods 7.000%, 06/01/16	250,000	247,500

ENERGY — 2.9%
McMoRan Exploration 11.875%, 11/15/14	415,000	447,162
Stone Energy 8.625%, 02/01/17	575,000	600,875
Valero Energy 7.500%, 04/15/32	600,000	707,630

		1,755,667

FINANCIALS — 26.7%
Aflac 8.500%, 05/15/19	525,000	663,015
Aircastle 9.750%, 08/01/18	450,000	498,375
American Express Credit MTN 7.300%, 08/20/13	445,000	495,747
Aspen Insurance Holdings 6.000%, 08/15/14	1,025,000	1,113,672
BB&T MTN 3.850%, 07/27/12	850,000	876,054
Capital One Capital V 10.250%, 08/15/39	500,000	529,000
CB Richard Ellis Services 11.625%, 06/15/17	300,000	347,250
Citigroup 1.111%, 02/15/13 (A)	885,000	885,019
General Electric Capital 5.300%, 02/11/21	500,000	532,970
Genworth Financial 8.625%, 12/15/16	890,000	950,770
Goldman Sachs Capital II 5.793%, 12/29/49 (A)	500,000	395,000
Goldman Sachs Group MTN 3.625%, 08/01/12	600,000	615,482
Health Care REIT 6.000%, 11/15/13	800,000	867,231
HUB International Holdings 10.250%, 06/15/15 (B)	500,000	500,000
Jefferies Group 6.250%, 01/15/36	1,000,000	961,628

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME
PORTFOLIO
JULY 31, 2011
(Unaudited)
CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Markel 7.125%, 09/30/19	$915,000	$1,067,691
Morgan Stanley 5.500%, 07/28/21	210,000	216,458
National Rural Utilities Cooperative Finance 10.375%, 11/01/18	540,000	762,820
Raymond James Financial 8.600%, 08/15/19	640,000	785,977
RenRe North America Holdings 5.750%, 03/15/20	850,000	881,902
Torchmark 9.250%, 06/15/19	710,000	902,450
Wachovia Bank MTN 6.180%, 02/15/36	406,000	465,293
Willis North America 6.200%, 03/28/17	684,000	758,760

		16,072,564

HEALTH CARE — 1.9%
Amgen 4.100%, 06/15/21	640,000	657,100
CHS/Community Health Systems 8.875%, 07/15/15	500,000	516,875

		1,173,975

INDUSTRIALS — 4.9%
Air Canada 9.250%, 08/01/15 (B)	500,000	513,750
Ingersoll-Rand Global Holding 9.500%, 04/15/14	630,000	757,585
Kratos Defense & Security Solutions 10.000%, 06/01/17	500,000	533,750
Oshkosh 8.250%, 03/01/17	700,000	756,000
Triumph Group 8.000%, 11/15/17	375,000	401,250

		2,962,335

INFORMATION TECHNOLOGY — 6.5%
Applied Materials 4.300%, 06/15/21	700,000	731,296
CA 6.125%, 12/01/14	1,000,000	1,130,405
Cisco Systems 5.500%, 01/15/40	800,000	843,153
Corning 7.250%, 08/15/36	350,000	423,621
eBay 3.250%, 10/15/20	325,000	314,338
Kemet 10.500%, 05/01/18	50,000	55,375
Unisys 12.500%, 01/15/16	400,000	438,000

		3,936,188

MATERIALS — 0.5%
Allegheny Technologies 9.375%, 06/01/19	250,000	324,768

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME
PORTFOLIO
JULY 31, 2011
(Unaudited)
CORPORATE OBLIGATIONS — continued

	Face
	Amount/Shares	Value
TELECOMMUNICATION SERVICES — 5.0%
Ameritech Capital Funding 6.550%, 01/15/28	$800,000	$877,616
Cincinnati Bell 8.375%, 10/15/20	450,000	454,500
Frontier Communications 8.500%, 04/15/20	500,000	548,750
Time Warner 6.250%, 03/29/41	645,000	698,645
Verizon Virginia 7.625%, 12/01/12	400,000	432,886

		3,012,397

UTILITIES — 1.1%
NRG Energy 8.500%, 06/15/19	620,000	644,800

TOTAL CORPORATE OBLIGATIONS (Cost $32,482,397)		33,898,599

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 23.2%

Federal Home Loan Mortgage Corporation Gold
6.500%, 12/01/32	114,290	130,147
6.000%, 01/01/28	224,945	247,676
6.000%, 07/01/33	102,632	114,221
6.000%, 10/01/35	312,178	345,480
5.500%, 02/01/40	825,710	896,762
4.500%, 09/01/39	561,543	586,800
4.500%, 11/01/39	1,173,770	1,226,563
Federal National Mortgage Association
6.000%, 04/01/24	522,612	577,687
5.500%, 01/01/36	392,750	428,694
5.500%, 07/01/36	247,584	269,004
5.000%, 11/01/23	678,820	729,277
5.000%, 08/01/33	341,753	366,801
5.000%, 11/01/33	310,395	333,144
5.000%, 10/01/35	521,734	559,647
5.000%, 03/01/38	1,549,757	1,656,320
5.000%, 11/01/38	1,696,548	1,813,205
5.000%, 01/01/39	482,833	516,410
5.000%, 07/01/40	1,023,015	1,093,518
4.500%, 04/01/39	1,191,986	1,246,530
Government National Mortgage Association
6.000%, 11/15/31	99,825	112,151
6.000%, 07/15/35	638,868	717,110

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $13,538,426)		13,967,147

PREFERRED STOCK — 7.0%

FINANCIALS — 6.1%
Aegon, 7.250%	25,000	610,750
Allianz, 8.375%	40,000	1,045,000
Ameriprise Financial, 7.750%	17,400	478,152

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME
PORTFOLIO
JULY 31, 2011
(Unaudited)
PREFERRED STOCK — continued

	Shares/Face
	Amount	Value
FINANCIALS — continued
Bank of America, Ser 8, 8.625%	10,300	$263,062
Citigroup Capital XII, 8.500% (A)	20,000	514,600
Federal Home Loan Mortgage, Ser Z, 8.375%*	35,000	101,500
PS Business Parks, Ser P, 6.700%	5,000	125,625
Vornado Realty Trust, Ser H, 6.750% (C)	20,000	496,400

		3,635,089

UTILITIES — 0.9%
Dominion Resources, Ser A, 8.375%	20,000	561,400

TOTAL PREFERRED STOCK (Cost $4,833,390)		4,196,489

U.S. TREASURY OBLIGATIONS — 4.8%

U.S. Treasury Notes
4.000%, 08/15/18	$500,000	564,258
2.625%, 08/15/20	1,545,000	1,540,172
1.500%, 06/30/16	780,000	785,975

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,850,104)		2,890,405

U.S. GOVERNMENT AGENCY OBLIGATION — 1.6%

Federal Home Loan Mortgage Corporation 1.200%, 11/19/13 (Cost $1,000,000)	1,000,000	1,000,351

OTHER MORTGAGE-BACKED OBLIGATION — 1.1%

Banc of America Commercial Mortgage, Ser 2006-4, Cl A3A 5.600%, 07/10/46 (Cost $620,218)	620,000	641,573

REPURCHASE AGREEMENT — 4.9%

Morgan Stanley 0.005%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $2,947,770 (collateralized by a U.S. Treasury Bond, par value $2,983,411, 3.875%, 04/15/29, with a total market value of $3,006,729) (Cost $2,947,769)	2,947,769	2,947,769

TOTAL INVESTMENTS— 98.8% (Cost $58,272,304)†		$59,542,333

Percentages are based on Net Assets of $60,254,479.

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME
PORTFOLIO
JULY 31, 2011
(Unaudited)

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl	Class

MTN	Medium Term Note

REIT	Real Estate Investment Trust

Ser	Series

(A)	Variable rate security — Rate disclosed is the rate in effect on July 31, 2011.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Real Estate Investment Trust

†	At July 31, 2011, the tax basis cost of the Portfolio’s investments was $58,272,304, and the unrealized appreciation and depreciation were $2,214,929 and $(944,900), respectively.
The following is a summary of the inputs used as of July 31, 2011 in valuing the Portfolio’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	—	33,898,599	—	33,898,599
U.S. Government Agency Mortgage-Backed Obligations	—	13,967,147	—	13,967,147
Preferred Stock	4,196,489	—	—	4,196,489
U.S. Treasury Obligations	—	2,890,405	—	2,890,405
U.S. Government Agency Obligation	—	1,000,351	—	1,000,351
Other Mortgage-Backed Obligation	—	641,573	—	641,573
Repurchase Agreement	—	2,947,769	—	2,947,769

Total Investments in Securities	$4,196,489	$55,345,844	$—	$59,542,333

For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.
TSW-QH-002-1500

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: September 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: September 28, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO

Date: September 28, 2011